Quarterly Holdings Report
for
Fidelity SAI Investment Grade Securitized Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IVG-NPRT3-0723
1.850082.116
U.S. Treasury Obligations - 5.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.625% 2/15/53	4,087,000	3,925,436
3.625% 5/15/53	4,120,000	3,964,213
U.S. Treasury Notes:
3.5% 4/30/30	50,000	49,367
3.875% 1/15/26	6,811,600	6,763,972
4% 2/15/26	3,553,900	3,542,239
4.375% 10/31/24	2,566,700	2,550,257
4.625% 3/15/26	8,134,400	8,250,061
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,799,817)		29,045,545

U.S. Government Agency - Mortgage Securities - 114.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 41.5%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (b)(c)	7,541	7,576
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (b)(c)	6,866	6,904
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	8,075	8,127
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(c)	1,490	1,523
12 month U.S. LIBOR + 1.630% 4.127% 11/1/36 (b)(c)	2,079	2,110
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (b)(c)	2,783	2,842
12 month U.S. LIBOR + 1.710% 3.857% 8/1/35 (b)(c)	17,247	17,576
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (b)(c)	6,452	6,550
12 month U.S. LIBOR + 1.730% 4.294% 5/1/36 (b)(c)	2,478	2,535
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (b)(c)	7,857	8,046
12 month U.S. LIBOR + 1.750% 4.051% 7/1/35 (b)(c)	2,029	2,051
12 month U.S. LIBOR + 1.800% 4.048% 12/1/40 (b)(c)	194,143	198,267
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	14,274	14,490
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	8,241	8,365
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	1,723	1,747
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (b)(c)	12,047	12,323
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (b)(c)	3,104	3,175
1.5% 11/1/35 to 7/1/51	25,407,736	20,439,351
2% 2/1/28 to 3/1/52	65,290,553	55,615,146
2.5% 1/1/28 to 2/1/52	71,065,599	62,383,441
3% 7/1/32 to 2/1/52	41,387,068	37,475,128
3.5% 7/1/34 to 3/1/52	13,083,049	12,210,159
4% 3/1/39 to 9/1/52	11,918,468	11,373,431
4.5% 5/1/25 to 11/1/52	14,795,542	14,436,702
5% 3/1/33 to 12/1/52	15,986,063	15,871,971
5.274% 8/1/41 (b)	103,636	104,525
5.5% 10/1/52 to 2/1/53	5,464,416	5,467,949
5.5% 5/1/53	1,186,537	1,192,099
6% 11/1/52 to 12/1/52	3,724,862	3,769,093
6.5% 12/1/23 to 5/1/38	61,997	64,125
6.682% 2/1/39 (b)	42,408	43,387
7% to 7% 7/1/26 to 5/1/30	61,699	63,464
7.5% to 7.5% 8/1/25 to 9/1/32	71,616	76,035
8% 3/1/37	5,039	5,533
9% 10/1/30	17,041	18,338
TOTAL FANNIE MAE		240,914,084
Freddie Mac - 30.6%
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (b)(c)	21,020	21,058
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (b)(c)	70,747	71,417
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	24,346	24,736
12 month U.S. LIBOR + 1.900% 4.179% 10/1/42 (b)(c)	10,876	11,052
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (b)(c)	24,808	25,282
12 month U.S. LIBOR + 2.040% 4.256% 7/1/36 (b)(c)	10,630	10,903
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (b)(c)	23,053	23,499
6 month U.S. LIBOR + 2.020% 5.51% 6/1/37 (b)(c)	56,400	57,835
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (b)(c)	1,252	1,289
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.356% 5/1/34 (b)(c)	400	407
1.5% 7/1/35 to 6/1/51	11,718,699	9,431,344
2% 3/1/36 to 4/1/52	39,069,283	32,581,257
2.5% 1/1/28 to 4/1/52	42,739,460	37,352,518
3% 4/1/32 to 3/1/52	16,652,431	15,129,874
3.5% 3/1/32 to 4/1/52	27,163,791	25,351,512
4% 1/1/36 to 10/1/52	15,033,357	14,434,536
4% 4/1/48	4,545	4,370
4.5% 7/1/25 to 9/1/52	21,633,967	21,008,058
5% 7/1/33 to 1/1/53	10,526,356	10,438,690
5.5% 10/1/52 to 3/1/53	8,186,102	8,256,322
5.5% 5/1/53	1,074,822	1,079,860
6% 3/1/24 to 9/1/36	165,250	169,809
6.5% 1/1/24 to 1/1/53	1,686,814	1,732,885
7% 3/1/26 to 9/1/36	97,823	102,026
7.5% 1/1/27 to 7/1/34	161,628	170,983
TOTAL FREDDIE MAC		177,491,522
Ginnie Mae - 24.0%
3% 6/15/42 to 4/15/45	869,964	798,834
3.5% 9/20/40 to 7/20/46	2,678,968	2,527,222
4% 7/20/33 to 5/20/49	7,784,585	7,546,910
4.5% 4/20/35 to 3/20/46	2,659,593	2,639,762
5% 5/15/39 to 4/20/48	754,240	761,337
5.5% 12/15/38 to 9/15/39	69,530	71,696
6.5% 10/15/34 to 7/15/36	25,555	26,614
7% to 7% 2/15/24 to 4/20/32	77,742	80,452
7.5% to 7.5% 8/15/23 to 11/15/29	14,284	14,779
8% 4/15/24 to 10/15/25	4,121	4,157
8.5% 11/15/27 to 10/15/28	5,426	5,611
2% 11/20/50 to 4/20/51	14,732,502	12,529,627
2% 6/1/53 (d)	225,000	190,793
2% 6/1/53 (d)	32,600,000	27,643,750
2% 7/1/53 (d)	50,000	42,441
2% 7/1/53 (d)	15,900,000	13,496,351
2% 7/1/53 (d)	3,950,000	3,352,867
2.5% 7/20/51 to 12/20/51	4,239,325	3,706,970
2.5% 6/1/53 (d)	175,000	152,826
2.5% 6/1/53 (d)	26,300,000	22,967,580
2.5% 7/1/53 (d)	50,000	43,704
3% 6/1/53 (d)	150,000	134,892
3% 6/1/53 (d)	21,800,000	19,604,319
3% 7/1/53 (d)	8,450,000	7,604,863
3.5% 6/1/53 (d)	13,900,000	12,882,025
4% 6/1/53 (d)	100,000	95,026
TOTAL GINNIE MAE		138,925,408
Uniform Mortgage Backed Securities - 18.0%
1.5% 6/1/38 (d)	8,000,000	6,990,937
1.5% 6/1/53 (d)	100,000	77,974
1.5% 6/1/53 (d)	9,500,000	7,407,566
2% 6/1/38 (d)	275,000	246,240
2% 6/1/53 (d)	575,000	472,780
2% 6/1/53 (d)	48,200,000	39,631,322
2% 7/1/53 (d)	8,500,000	6,999,219
2.5% 6/1/53 (d)	500,000	427,051
2.5% 6/1/53 (d)	11,600,000	9,907,579
2.5% 7/1/53 (d)	1,900,000	1,621,754
3% 6/1/38 (d)	100,000	94,352
3% 6/1/53 (d)	250,000	221,504
3.5% 6/1/53 (d)	275,000	252,291
4% 6/1/53 (d)	9,700,000	9,163,469
4.5% 6/1/53 (d)	250,000	241,895
5.5% 6/1/53 (d)	250,000	249,834
5.5% 6/1/53 (d)	20,400,000	20,386,452
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		104,392,219
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $652,166,938)		661,723,233

Asset-Backed Securities - 1.7%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	1,530,000	1,516,878
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	2,764,000	2,752,526
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (e)	273,451	261,752
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 6.488% 10/25/37 (b)(c)(e)	121,414	120,955
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (e)	740,000	736,061
Gm Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	151,000	150,692
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	10,456	8,066
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	243,000	243,324
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (e)	353,000	352,898
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (e)	977,727	829,355
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (e)	327,000	325,012
Class A3, 4.93% 4/20/26 (e)	272,000	270,898
Upstart Securitization Trust Series 2021-2 Class A, 0.91% 6/20/31 (e)	43,312	43,089
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	938,000	891,740
Series 2023 2 Class A, 4.89% 4/13/28	790,000	787,191
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	156,000	155,232
Class A3, 4.66% 5/15/28	288,000	286,734
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	289,000	288,900
TOTAL ASSET-BACKED SECURITIES (Cost $9,990,936)		10,021,303

Collateralized Mortgage Obligations - 3.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.0%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (e)	256,099	241,007
Series 2021-E Class A1, 1.74% 12/25/60 (e)	1,898,193	1,573,299
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	174,411	166,527
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (e)	192,039	185,070
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(e)	65,795	64,262
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.4303% 5/27/37 (b)(c)(e)	153,945	147,465
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(f)	70,297	7
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (e)	1,077,488	981,377
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (e)	362,453	329,594
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (e)	1,060,105	941,551
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(e)	249,570	241,040
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (e)	151,395	129,705
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (e)	318,740	304,567
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (e)	476,857	440,658
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.778% 9/25/43 (b)(c)	302,262	279,932
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.4038% 9/25/33 (b)	33,260	31,734
TOTAL PRIVATE SPONSOR		6,057,795
U.S. Government Agency - 2.6%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.962% 12/25/33 (b)(g)(h)	31,239	4,763
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	34,060	34,326
Series 1999-32 Class PL, 6% 7/25/29	40,733	41,125
Series 1999-33 Class PK, 6% 7/25/29	30,033	30,324
Series 2001-52 Class YZ, 6.5% 10/25/31	4,619	4,766
Series 2005-39 Class TE, 5% 5/25/35	69,324	69,939
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1912% 8/25/35 (b)(h)	2,379	2,453
Series 2012-149:
Class DA, 1.75% 1/25/43	33,672	30,556
Class GA, 1.75% 6/25/42	36,693	33,017
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	36,228	36,699
Series 2001-31 Class ZC, 6.5% 7/25/31	14,282	14,460
Series 2002-16 Class ZD, 6.5% 4/25/32	7,889	8,156
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.412% 11/25/32 (b)(g)(h)	9,082	264
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	13,284	365
Series 2020-80 Class BA, 1.5% 3/25/45	758,466	649,200
Series 2022-1 Class KA, 3% 5/25/48	324,070	295,057
Series 2022-3 Class N, 2% 10/25/47	2,616,049	2,264,720
Series 2022-30 Class E, 4.5% 7/25/48	934,305	901,716
Series 2022-49 Class TC, 4% 12/25/48	299,096	290,698
Series 2022-7 Class A, 3% 5/25/48	461,081	419,857
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.502% 12/25/36 (b)(g)(h)	20,384	2,107
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.302% 5/25/37 (b)(g)(h)	10,905	1,314
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2667% 9/25/23 (b)(h)	88	88
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.962% 3/25/33 (b)(g)(h)	7,599	920
Series 2005-79 Class ZC, 5.9% 9/25/35	64,571	65,714
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.792% 6/25/37 (b)(h)	37,427	47,487
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 8.772% 7/25/37 (b)(h)	8,337	9,431
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.212% 3/25/38 (b)(g)(h)	55,854	5,690
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.912% 12/25/40 (b)(g)(h)	56,735	3,829
Class ZA, 4.5% 12/25/40	21,359	21,824
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	13,453	211
Series 2010-150 Class ZC, 4.75% 1/25/41	234,615	235,576
Series 2010-95 Class ZC, 5% 9/25/40	523,656	527,248
Series 2011-4 Class PZ, 5% 2/25/41	76,763	75,395
Series 2011-67 Class AI, 4% 7/25/26 (g)	4,541	110
Series 2011-83 Class DI, 6% 9/25/26 (g)	14	0
Series 2012-100 Class WI, 3% 9/25/27 (g)	96,446	3,899
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.512% 12/25/30 (b)(g)(h)	6,824	19
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.412% 6/25/41 (b)(g)(h)	8,454	70
Series 2013-133 Class IB, 3% 4/25/32 (g)	33,455	875
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.912% 1/25/44 (b)(g)(h)	33,521	3,708
Series 2013-51 Class GI, 3% 10/25/32 (g)	40,784	2,366
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.582% 6/25/35 (b)(g)(h)	60,094	4,848
Series 2015-42 Class IL, 6% 6/25/45 (g)	220,951	37,773
Series 2015-70 Class JC, 3% 10/25/45	286,729	270,074
Series 2017-30 Class AI, 5.5% 5/25/47 (g)	132,307	22,898
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(g)	16,833	3,269
Series 351:
Class 12, 5.5% 4/25/34 (b)(g)	10,370	1,724
Class 13, 6% 3/25/34 (g)	15,130	2,745
Series 359 Class 19, 6% 7/25/35 (b)(g)	8,945	1,683
Series 384 Class 6, 5% 7/25/37 (g)	29,283	4,958
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	43,522	44,018
Series 2104 Class PG, 6% 12/15/28	13,285	13,437
Series 2121 Class MG, 6% 2/15/29	17,319	17,512
Series 2154 Class PT, 6% 5/15/29	32,569	32,947
Series 2162 Class PH, 6% 6/15/29	4,044	4,080
Series 2520 Class BE, 6% 11/15/32	32,760	33,682
Series 2693 Class MD, 5.5% 10/15/33	465,376	470,290
Series 2802 Class OB, 6% 5/15/34	59,987	60,834
Series 3002 Class NE, 5% 7/15/35	42,622	42,654
Series 3189 Class PD, 6% 7/15/36	40,763	42,250
Series 3415 Class PC, 5% 12/15/37	14,748	14,634
Series 3806 Class UP, 4.5% 2/15/41	85,455	85,165
Series 3832 Class PE, 5% 3/15/41	178,233	178,352
Series 4135 Class AB, 1.75% 6/15/42	27,177	24,599
sequential payer:
Series 2022-5189 Class DA, 2.5% 5/25/49	245,549	213,010
Series 2022-5190 Class BA, 2.5% 11/25/47	234,210	207,237
Series 2022-5197 Class DA, 2.5% 11/25/47	177,903	157,428
Series 2022-5198 Class BA, 2.5% 11/25/47	876,410	786,140
Series 2022-5202 Class LB, 2.5% 10/25/47	189,917	167,583
Series 2114 Class ZM, 6% 1/15/29	5,835	5,899
Series 2135 Class JE, 6% 3/15/29	22,826	23,112
Series 2274 Class ZM, 6.5% 1/15/31	13,111	13,259
Series 2281 Class ZB, 6% 3/15/30	8,218	8,312
Series 2357 Class ZB, 6.5% 9/15/31	27,358	28,080
Series 2502 Class ZC, 6% 9/15/32	25,719	26,444
Series 3871 Class KB, 5.5% 6/15/41	173,344	179,990
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4926% 2/15/36 (b)(g)(h)	14,489	1,331
Series 1658 Class GZ, 7% 1/15/24	3,308	3,310
Series 2013-4281 Class AI, 4% 12/15/28 (g)	20,855	337
Series 2017-4683 Class LM, 3% 5/15/47	260,783	245,269
Series 2021-5083 Class VA, 1% 8/15/38	1,233,913	1,146,915
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 3.0926% 11/15/31 (b)(g)(h)	49,978	1,788
Series 2587 Class IM, 6.5% 3/15/33 (g)	13,400	2,299
Series 2933 Class ZM, 5.75% 2/15/35	154,351	159,729
Series 2935 Class ZK, 5.5% 2/15/35	166,850	171,082
Series 2947 Class XZ, 6% 3/15/35	81,376	84,013
Series 2996 Class ZD, 5.5% 6/15/35	102,420	104,839
Series 3237 Class C, 5.5% 11/15/36	135,561	136,481
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.5526% 11/15/36 (b)(g)(h)	48,993	4,760
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.6426% 3/15/37 (b)(g)(h)	69,530	7,333
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.6526% 4/15/37 (b)(g)(h)	96,818	11,943
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.4726% 6/15/37 (b)(g)(h)	38,016	4,466
Series 3949 Class MK, 4.5% 10/15/34	31,212	30,862
Series 4055 Class BI, 3.5% 5/15/31 (g)	31,073	706
Series 4149 Class IO, 3% 1/15/33 (g)	22,378	1,760
Series 4314 Class AI, 5% 3/15/34 (g)	9,331	262
Series 4427 Class LI, 3.5% 2/15/34 (g)	107,188	6,208
Series 4471 Class PA 4% 12/15/40	163,917	159,639
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	15,998	16,158
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	369,135	362,611
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5846% 6/16/37 (b)(g)(h)	23,434	2,520
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.3477% 7/20/60 (b)(c)(i)	58,193	57,643
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.1577% 9/20/60 (b)(c)(i)	67,182	66,556
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.1577% 8/20/60 (b)(c)(i)	52,440	51,937
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.3577% 4/20/61 (b)(c)(i)	18,628	18,505
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8719% 5/20/61 (b)(c)(i)	1,618	1,597
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 5.5484% 1/20/49 (b)(c)	88,322	86,896
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6484% 10/20/49 (b)(c)	138,784	135,249
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5984% 2/20/49 (b)(c)	277,020	271,792
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0.0946% 12/20/40 (b)(h)	198,294	164,861
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	8,794	576
Series 2016-69 Class WA, 3% 2/20/46	112,689	103,986
Series 2017-134 Class BA, 2.5% 11/20/46	41,967	37,874
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	68,280	67,616
Series 2010-160 Class DY, 4% 12/20/40	368,977	361,269
Series 2010-170 Class B, 4% 12/20/40	81,786	80,075
Series 2017-139 Class BA, 3% 9/20/47	450,342	408,307
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3946% 5/16/34 (b)(g)(h)	42,903	3,305
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0946% 8/17/34 (b)(g)(h)	14,305	1,663
Series 2011-52 Class HI, 7% 4/16/41 (g)	164,635	25,108
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5946% 6/16/42 (b)(g)(h)	79,503	7,782
Series 2013-149 Class MA, 2.5% 5/20/40	272,639	260,714
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	5,326	5,001
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.93% 8/20/66 (b)(c)(i)	610,404	607,114
TOTAL U.S. GOVERNMENT AGENCY		14,863,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,786,687)		20,921,104

Commercial Mortgage Securities - 9.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (e)	259,000	236,355
BANK:
sequential payer Series 2017-BNK9 Class A4, 3.538% 11/15/54	987,188	917,011
Series 2020-BN25 Class XB, 0.4393% 1/15/63 (b)(g)	6,959,678	170,180
Series 2021-BN33 Class XA, 1.056% 5/15/64 (b)(g)	4,835,804	273,532
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,480,783	1,373,916
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7749% 12/15/62 (b)(g)	12,844,798	390,070
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.2235% 11/15/28 (b)(c)(e)	271,000	269,200
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(e)	752,731	714,203
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(e)	1,039,509	1,007,102
BX Trust floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(e)	413,733	410,878
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	250,000	229,345
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(e)	192,502	189,587
Class B, 1 month U.S. LIBOR + 1.250% 6.3574% 11/15/36 (b)(c)(e)	246,797	241,815
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(e)	640,782	632,668
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.871% 9/10/58 (b)(g)	7,761,043	120,551
Series 2016-P6 Class XA, 0.5591% 12/10/49 (b)(g)	6,209,060	97,631
Series 2019-GC41 Class XA, 1.0405% 8/10/56 (b)(g)	5,018,099	212,893
COMM Mortgage Trust:
Series 2014-CR20 Class XA, 0.928% 11/10/47 (b)(g)	1,754,655	15,522
Series 2014-LC17 Class XA, 0.6585% 10/10/47 (b)(g)	5,214,399	32,575
Series 2014-UBS6 Class XA, 0.8327% 12/10/47 (b)(g)	4,249,596	37,363
Credit Suisse Mortgage Trust Series 2018-SITE Class A, 4.284% 4/15/36 (e)	331,695	318,907
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(e)	445,987	436,482
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	52,815	51,033
Series 2015-K051 Class A2, 3.308% 9/25/25	83,911	81,469
Series 2017 K726 Class A2, 2.905% 4/25/24	874,327	855,284
Series 2020-K115 Class A2, 1.383% 6/25/30	35,000	28,759
Series 2021-K124 Class A2, 1.658% 12/25/30	15,000	12,407
Series 2021-K126 Class A2, 2.074% 1/25/31	592,313	504,992
Series 2021-K127 Class A2, 2.108% 1/25/31	937,829	801,151
Series 2022-150 Class A2, 3.71% 9/25/32	98,719	93,805
Series 2022-K747 Class A2, 2.05% 11/25/28	9,700,000	8,668,420
Series 2020-K119 Class A2, 1.566% 9/25/30	35,000	28,957
Series 2022 K748 Class A2, 2.26% 1/25/29	10,000,000	8,985,791
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.057% 9/15/31 (b)(c)(e)	1,762,440	1,724,098
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 6.2% 10/15/31 (b)(c)(e)	260,220	248,193
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(e)	512,351	480,507
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	2,619,000	2,492,142
Series 2018-GS9 Class A4, 3.992% 3/10/51	1,036,548	973,499
Series 2014-GC20 Class XA, 1.0036% 4/10/47 (b)(g)	1,466,715	6,293
Series 2015-GC34 Class XA, 1.2021% 10/10/48 (b)(g)	3,783,785	85,054
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.5476% 8/15/39 (b)(c)(e)	816,405	816,150
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	345,516	344,398
Series 2014-C19 Class XA, 0.5707% 4/15/47 (b)(g)	1,005,473	3,354
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (e)	443,741	398,701
Class XAFX, 1.116% 7/5/33 (b)(e)(g)	3,810,547	132
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(e)	332,189	321,540
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0374% 10/15/48 (b)(g)	4,426,232	71,139
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 5.957% 8/15/33 (b)(c)(e)	704,715	597,951
sequential payer:
Series 2019-L2 Class A3, 3.806% 3/15/52	7,100,000	6,623,767
Series 2019-MEAD Class A, 3.17% 11/10/36 (e)	562,697	522,061
Series 2019-MEAD Class B, 3.1771% 11/10/36 (b)(e)	81,443	74,614
Series 2021-L6 Class XA, 1.2243% 6/15/54 (b)(g)	1,077,263	65,559
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(e)	1,198,517	1,153,323
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(e)	561,710	542,696
Class B, 1 month U.S. LIBOR + 1.070% 6.1872% 11/15/38 (b)(c)(e)	321,823	310,700
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.003% 12/15/50 (b)(g)	5,587,208	189,927
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.307% 5/15/31 (b)(c)(e)	457,000	427,241
sequential payer Series 2017-C40 Class A3, 3.317% 10/15/50	6,565,000	6,058,976
Series 2015-C31 Class XA, 0.9527% 11/15/48 (b)(g)	3,874,083	69,676
Series 2017-C42 Class XA, 0.8606% 12/15/50 (b)(g)	7,407,628	233,974
Series 2018-C46 Class XA, 0.9268% 8/15/51 (b)(g)	4,039,803	97,129
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.8376% 11/15/47 (b)(g)	2,892,975	24,172
Series 2014-LC14 Class XA, 1.2305% 3/15/47 (b)(g)	2,599,056	8,686
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,332,476)		53,405,506

Money Market Funds - 8.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (j) (Cost $50,752,928)	50,742,780	50,752,928

TOTAL INVESTMENT IN SECURITIES - 142.4% (Cost $815,829,782)	825,869,619
NET OTHER ASSETS (LIABILITIES) - (42.4)% (k)	(245,870,802)
NET ASSETS - 100.0%	579,998,817

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/53	(50,000)	(42,398)
2% 6/1/53	(15,900,000)	(13,482,688)
2% 6/1/53	(3,950,000)	(3,349,473)
2.5% 6/1/53	(50,000)	(43,665)
3% 6/1/53	(8,450,000)	(7,598,922)

TOTAL GINNIE MAE		(24,517,146)

Uniform Mortgage Backed Securities
2% 6/1/53	(5,700,000)	(4,686,692)
2% 6/1/53	(7,900,000)	(6,495,590)
2% 6/1/53	(8,500,000)	(6,988,926)
2.5% 6/1/53	(7,100,000)	(6,064,121)
2.5% 6/1/53	(1,900,000)	(1,622,793)
5.5% 6/1/53	(2,300,000)	(2,298,473)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(28,156,595)

TOTAL TBA SALE COMMITMENTS (Proceeds $52,311,459)		(52,673,741)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	134	Sep 2023	27,580,969	122,269	122,269

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	234	Sep 2023	26,785,688	(233,990)	(233,990)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	384	Sep 2023	41,886,000	(183,728)	(183,728)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	181	Sep 2023	23,230,219	(500,668)	(500,668)

TOTAL SOLD					(918,386)

TOTAL FUTURES CONTRACTS					(796,117)
The notional amount of futures purchased as a percentage of Net Assets is 3.3%
The notional amount of futures sold as a percentage of Net Assets is 11.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,769,319 or 3.6% of net assets.

(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Includes $1,706,080 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	-	51,143,530	390,602	17,689	-	-	50,752,928	0.1%
Total	-	51,143,530	390,602	17,689	-	-	50,752,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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